Fair Value Measurements - Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Trading loans, securities, and other
Trading loans, securities, and other	$ 127,897	$ 103,918
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	4,015
Derivatives
Derivative financial assets	56,996	56,195
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	3,618	4,032
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	130,600
Available-for-sale securities
Available-for-sale securities		146,411
Securities purchased under reverse repurchase agreements	127,379	134,429
FINANCIAL LIABILITIES
Trading deposits	114,704	79,940
Derivatives
Derivative financial liabilities	48,270	51,214
Securitization liabilities at fair value	12,618	12,757
Obligations related to securities sold short	39,478	35,482
Obligations related to securities sold under repurchase agreements	93,389	88,591
Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial assets	500	900	$ 700
Derivatives
Derivative financial liabilities	1,200	1,900	$ 1,500
Recurring fair value measurement [member]
Trading loans, securities, and other
Trading loans, securities, and other	127,897	103,918
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	4,015
Derivatives
Derivative financial assets	56,996	56,195
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	3,618	4,032
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	130,600
Available-for-sale securities
Available-for-sale securities		146,405
Securities purchased under reverse repurchase agreements	3,920	1,345
FINANCIAL LIABILITIES
Trading deposits	114,704	79,940
Derivatives
Derivative financial liabilities	48,270	51,214
Securitization liabilities at fair value	12,618	12,757
Other financial liabilities designated at fair value through profit or loss	16	8
Obligations related to securities sold short	39,478	35,482
Obligations related to securities sold under repurchase agreements	3,797	2,064
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	49,399	40,123
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	176
Derivatives
Derivative financial assets	201	126
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss		220
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	544
Available-for-sale securities
Available-for-sale securities		583
Derivatives
Derivative financial liabilities	176	122
Obligations related to securities sold short	1,142	2,068
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	78,478	63,781
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,412
Derivatives
Derivative financial assets	56,303	55,155
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	3,618	3,699
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	127,643
Available-for-sale securities
Available-for-sale securities		143,277
Securities purchased under reverse repurchase agreements	3,920	1,345
FINANCIAL LIABILITIES
Trading deposits	111,680	77,419
Derivatives
Derivative financial liabilities	46,943	49,218
Securitization liabilities at fair value	12,618	12,757
Other financial liabilities designated at fair value through profit or loss	2	1
Obligations related to securities sold short	38,336	33,414
Obligations related to securities sold under repurchase agreements	3,797	2,064
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	20	14
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	427
Derivatives
Derivative financial assets	492	914
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss		113
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,413
Available-for-sale securities
Available-for-sale securities		2,545
FINANCIAL LIABILITIES
Trading deposits	3,024	2,521
Derivatives
Derivative financial liabilities	1,151	1,874
Other financial liabilities designated at fair value through profit or loss	14	7
Government and government-related securities [member] | Recurring fair value measurement [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	14,462	9,068
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	12,731
Available-for-sale securities
Available-for-sale securities		16,225
Government and government-related securities [member] | Recurring fair value measurement [member] | Canadian government provincial debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	7,538	6,524
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	9,507
Available-for-sale securities
Available-for-sale securities		7,922
Government and government-related securities [member] | Recurring fair value measurement [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	19,732	17,467
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	45,766
Available-for-sale securities
Available-for-sale securities		48,280
Government and government-related securities [member] | Recurring fair value measurement [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	3,324	5,047
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	20,096
Available-for-sale securities
Available-for-sale securities		21,122
Government and government-related securities [member] | Recurring fair value measurement [member] | Mortgage-backed securities [member]
Trading loans, securities, and other
Trading loans, securities, and other	2,029	1,906
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	6,633
Available-for-sale securities
Available-for-sale securities		8,812
Government and government-related securities [member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	127	390
Government and government-related securities [member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Trading loans, securities, and other
Trading loans, securities, and other		605
Government and government-related securities [member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	14,335	8,678
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	12,731
Available-for-sale securities
Available-for-sale securities		16,225
Government and government-related securities [member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Canadian government provincial debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	7,535	6,524
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	9,507
Available-for-sale securities
Available-for-sale securities		7,922
Government and government-related securities [member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	19,732	16,862
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	45,766
Available-for-sale securities
Available-for-sale securities		48,280
Government and government-related securities [member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	3,324	5,047
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	19,896
Available-for-sale securities
Available-for-sale securities		21,122
Government and government-related securities [member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Mortgage-backed securities [member]
Trading loans, securities, and other
Trading loans, securities, and other	2,029	1,906
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	6,633
Available-for-sale securities
Available-for-sale securities		8,812
Government and government-related securities [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Canadian government provincial debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	3
Government and government-related securities [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	200
Other debt securities [member] | Recurring fair value measurement [member] | Canadian issuers [Member]
Trading loans, securities, and other
Trading loans, securities, and other	5,631	3,343
Other debt securities [member] | Recurring fair value measurement [member] | Other issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	14,475	10,015
Other debt securities [member] | Recurring fair value measurement [member] | Asset Backed Securities [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	21,969
Available-for-sale securities
Available-for-sale securities		29,981
Other debt securities [member] | Recurring fair value measurement [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	472
Available-for-sale securities
Available-for-sale securities		1,715
Other debt securities [member] | Recurring fair value measurement [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,507
Available-for-sale securities
Available-for-sale securities		9,790
Other debt securities [member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Canadian issuers [Member]
Trading loans, securities, and other
Trading loans, securities, and other	5,630	3,337
Other debt securities [member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	14,459	10,007
Other debt securities [member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Asset Backed Securities [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	21,407
Available-for-sale securities
Available-for-sale securities		29,428
Other debt securities [member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	472
Available-for-sale securities
Available-for-sale securities		1,715
Other debt securities [member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,483
Available-for-sale securities
Available-for-sale securities		9,768
Other debt securities [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Canadian issuers [Member]
Trading loans, securities, and other
Trading loans, securities, and other	1	6
Other debt securities [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	16	8
Other debt securities [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Asset Backed Securities [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	562
Available-for-sale securities
Available-for-sale securities		553
Other debt securities [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	24
Available-for-sale securities
Available-for-sale securities		22
Equity securities [member] | Recurring fair value measurement [member] | Common shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	43,752	31,942
Available-for-sale securities
Available-for-sale securities		1,916
Equity securities [member] | Recurring fair value measurement [member] | Preferred shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	59	68
Available-for-sale securities
Available-for-sale securities		365
Equity securities [member] | Recurring fair value measurement [member] | Common shares [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,804
Equity securities [member] | Recurring fair value measurement [member] | Preferred shares [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	370
Equity securities [member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Common shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	43,699	31,921
Available-for-sale securities
Available-for-sale securities		341
Equity securities [member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Preferred shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	33	68
Available-for-sale securities
Available-for-sale securities		242
Equity securities [member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Common shares [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	309
Equity securities [member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Preferred shares [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	235
Equity securities [member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Common shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	53	21
Available-for-sale securities
Available-for-sale securities		3
Equity securities [member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Preferred shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	26
Equity securities [member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Common shares [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3
Equity securities [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Common shares [member]
Available-for-sale securities
Available-for-sale securities		1,572
Equity securities [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Preferred shares [member]
Available-for-sale securities
Available-for-sale securities		123
Equity securities [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Common shares [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,492
Equity securities [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Preferred shares [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	135
Trading loans [member] | Recurring fair value measurement [member]
Trading loans, securities, and other
Trading loans, securities, and other	10,990	11,235
Trading loans [member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	10,990	11,235
Commodities [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other
Trading loans, securities, and other	5,880	7,271
Commodities [Member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	5,540	7,139
Commodities [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	340	132
Retained interests [member] | Recurring fair value measurement [member]
Trading loans, securities, and other
Trading loans, securities, and other	25	32
Retained interests [member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	25	32
Securities [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	2,679
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	3,618	4,032
Securities [member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	176
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss		220
Securities [member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	2,095
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	3,618	3,699
Securities [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	408
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss		113
Loans [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	1,336
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,745
Loans [member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	1,317
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,745
Loans [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	19
Interest rate contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivative financial assets	12,398	15,345
Derivatives
Derivative financial liabilities	9,733	12,815
Interest rate contracts [member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	33	21
Derivatives
Derivative financial liabilities	24	15
Interest rate contracts [member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	12,365	15,324
Derivatives
Derivative financial liabilities	9,646	12,730
Interest rate contracts [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial liabilities	63	70
Foreign exchange contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivative financial assets	39,675	37,827
Derivatives
Derivative financial liabilities	34,918	33,609
Foreign exchange contracts [member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	24	9
Derivatives
Derivative financial liabilities	18	10
Foreign exchange contracts [member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	39,647	37,817
Derivatives
Derivative financial liabilities	34,897	33,599
Foreign exchange contracts [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial assets	4	1
Derivatives
Derivative financial liabilities	3
Credit Derivative Contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivative financial assets	9	34
Derivatives
Derivative financial liabilities	386	356
Credit Derivative Contracts [member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	9	34
Derivatives
Derivative financial liabilities	386	356
Equity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivative financial assets	3,623	2,211
Derivatives
Derivative financial liabilities	2,396	3,800
Equity contracts [member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	3,170	1,303
Derivatives
Derivative financial liabilities	1,319	1,999
Equity contracts [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial assets	453	908
Derivatives
Derivative financial liabilities	1,077	1,801
Commodity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivative financial assets	1,291	778
Derivatives
Derivative financial liabilities	837	634
Commodity contracts [member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	144	96
Derivatives
Derivative financial liabilities	134	97
Commodity contracts [member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	1,112	677
Derivatives
Derivative financial liabilities	695	534
Commodity contracts [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial assets	35	5
Derivatives
Derivative financial liabilities	$ 8	3
Debt securities reclassified from trading [member] | Recurring fair value measurement [member]
Available-for-sale securities
Available-for-sale securities		277
Debt securities reclassified from trading [member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Available-for-sale securities
Available-for-sale securities		2
Debt securities reclassified from trading [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Available-for-sale securities
Available-for-sale securities		$ 275